Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	TIAA-CREF Life Funds
Entity Central Index Key	0001068204
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000013875 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Life Growth Equity Fund
Class Name	Nuveen Life Growth Equity Fund
Trading Symbol	TLGQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen Life Growth Equity Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.
Additional Information Phone Number	(800) 842‑2252
Additional Information Website	https://www.tiaa.org/public/prospectuses/
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Growth Equity Fund	$27	0.52%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%	[1]
Net Assets	$ 191,885,684
Holdings Count | Holding	61
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2025)

Fund net assets	$191,885,684

Total number of portfolio holdings	61

Portfolio turnover (%)	22%

Holdings [Text Block]

C000013876 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Life Money Market Fund
Class Name	Nuveen Life Money Market Fund
Trading Symbol	TLMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen Life Money Market Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.
Additional Information Phone Number	(800) 842‑2252
Additional Information Website	https://www.tiaa.org/public/prospectuses/
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Money Market Fund	$8	0.15%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[2]
Net Assets	$ 145,027,699
Holdings Count | Holding	60
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2025)

Fund net assets	$145,027,699

Total number of portfolio holdings	60

Holdings [Text Block]
C000013877 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Life Core Equity Fund
Class Name	Nuveen Life Core Equity Fund
Trading Symbol	TLGWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen Life Core Equity Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.
Additional Information Phone Number	(800) 842‑2252
Additional Information Website	https://www.tiaa.org/public/prospectuses/
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Core Equity Fund	$26	0.52%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%	[3]
Net Assets	$ 212,015,075
Holdings Count | Holding	55
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2025)

Fund net assets	$212,015,075

Total number of portfolio holdings	55

Portfolio turnover (%)	62%

Holdings [Text Block]

C000013878 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Life International Equity Fund
Class Name	Nuveen Life International Equity Fund
Trading Symbol	TLINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen Life International Equity Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.
Additional Information Phone Number	(800) 842‑2252
Additional Information Website	https://www.tiaa.org/public/prospectuses/
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life International Equity Fund	$33	0.60%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.60%	[4]
Net Assets	$ 167,409,831
Holdings Count | Holding	70
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2025)

Fund net assets	$167,409,831

Total number of portfolio holdings	70

Portfolio turnover (%)	17%

Holdings [Text Block]

C000013879 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Life Large Cap Value Fund
Class Name	Nuveen Life Large Cap Value Fund
Trading Symbol	TLLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen Life Large Cap Value Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.
Additional Information Phone Number	(800) 842‑2252
Additional Information Website	https://www.tiaa.org/public/prospectuses/
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Large Cap Value Fund	$27	0.52%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%	[5]
Net Assets	$ 85,260,902
Holdings Count | Holding	79
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2025)

Fund net assets	$85,260,902

Total number of portfolio holdings	79

Portfolio turnover (%)	14%

Holdings [Text Block]
C000013880 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Life Small Cap Equity Fund
Class Name	Nuveen Life Small Cap Equity Fund
Trading Symbol	TLEQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen Life Small Cap Equity Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.
Additional Information Phone Number	(800) 842‑2252
Additional Information Website	https://www.tiaa.org/public/prospectuses/
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Small Cap Equity Fund	$26	0.53%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%	[6]
Net Assets	$ 65,296,526
Holdings Count | Holding	392
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2025)

Fund net assets	$65,296,526

Total number of portfolio holdings	392

Portfolio turnover (%)	37%

Holdings [Text Block]
C000013881 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Life Stock Index Fund
Class Name	Nuveen Life Stock Index Fund
Trading Symbol	TLSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen Life Stock Index Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.
Additional Information Phone Number	(800) 842‑2252
Additional Information Website	https://www.tiaa.org/public/prospectuses/
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Stock Index Fund	$4	0.08%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[7]
Net Assets	$ 879,721,044
Holdings Count | Holding	2,633
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2025)

Fund net assets	$879,721,044

Total number of portfolio holdings	2,633

Portfolio turnover (%)	1%

Holdings [Text Block]
C000013882 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Life Large Cap Responsible Equity Fund
Class Name	Nuveen Life Large Cap Responsible Equity Fund
Trading Symbol	TLCHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen Life Large Cap Responsible Equity Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.
Additional Information Phone Number	(800) 842‑2252
Additional Information Website	https://www.tiaa.org/public/prospectuses/
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Large Cap Responsible Equity Fund	$11	0.22%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[8]
Net Assets	$ 100,686,293
Holdings Count | Holding	121
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2025)

Fund net assets	$100,686,293

Total number of portfolio holdings	121

Portfolio turnover (%)	20%

Holdings [Text Block]
C000013883 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Life Real Estate Securities Select Fund
Class Name	Nuveen Life Real Estate Securities Select Fund
Trading Symbol	TLRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen Life Real Estate Securities Select Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.
Additional Information Phone Number	(800) 842‑2252
Additional Information Website	https://www.tiaa.org/public/prospectuses/
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Real Estate Securities Select Fund	$29	0.57%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[9]
Net Assets	$ 62,828,441
Holdings Count | Holding	47
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2025)

Fund net assets	$62,828,441

Total number of portfolio holdings	47

Portfolio turnover (%)	19%

Holdings [Text Block]
C000013884 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Life Core Bond Fund
Class Name	Nuveen Life Core Bond Fund
Trading Symbol	TLBDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen Life Core Bond Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.
Additional Information Phone Number	(800) 842‑2252
Additional Information Website	https://www.tiaa.org/public/prospectuses/
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Core Bond Fund	$18	0.35%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[10]
Net Assets	$ 204,303,373
Holdings Count | Holding	987
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2025)

Fund net assets	$204,303,373

Total number of portfolio holdings	987

Portfolio turnover (%)	42%

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000135632 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Life Balanced Fund
Class Name	Nuveen Life Balanced Fund
Trading Symbol	TLBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen Life Balanced Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.
Additional Information Phone Number	(800) 842‑2252
Additional Information Website	https://www.tiaa.org/public/prospectuses/
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Balanced Fund	$5	0.10%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds related to the Balanced Fund. Annualized for period less than one year.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[11]
Net Assets	$ 67,091,380
Holdings Count | Holding	8
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2025)

Fund net assets	$67,091,380

Total number of portfolio holdings	8

Portfolio turnover (%)	6%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds)

[1]	Annualized for period less than one year.
[2]	Annualized for period less than one year.
[3]	Annualized for period less than one year.
[4]	Annualized for period less than one year.
[5]	Annualized for period less than one year.
[6]	Annualized for period less than one year.
[7]	Annualized for period less than one year.
[8]	Annualized for period less than one year.
[9]	Annualized for period less than one year.
[10]	Annualized for period less than one year.
[11]	The Fund’s ratios do not include the expenses or income of the Underlying Funds related to the Balanced Fund. Annualized for period less than one year.